Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Amount Of Goodwill) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Goodwill And Other Intangible Assets [Abstract]
Beginning goodwill before accumulated impairment	¥ 2,103,948	¥ 2,122,054
Accumulated impairment losses, beginning balance	(1,740,556)	(1,740,556)
Goodwill beginning balance	363,392	381,498
Goodwill acquired during the six months		8,068
Foreign currency translation adjustments and other	(2,620)	(8,801)
Ending goodwill before accumulated impairment	2,101,328	2,121,321
Accumulated impairment losses, ending balance	(1,740,556)	(1,740,556)
Goodwill ending balance	¥ 360,772	¥ 380,765